Segment Information (Tables)	12 Months Ended
Jul. 31, 2013
Segment Reporting [Abstract]
Segment Information

The regions and countries in which the Company had identifiable assets and revenues are presented in the following table. Identifiable assets are those that can be directly associated with a geographic area.

	2013	2012
Identifiable Assets

Canada	$2,825,894	$2,350,818
United States	2,026,969	2,293,556
Middle East, North Africa (MENA)	—	—
Total	$4,852,863	$4,644,374

	2013	2012	2011
Revenue

Canada	$—	$23,067	$61,111
United States	—	5,584	60,867
Middle East, North Africa (MENA)	—	—	169,650
Total	$—	$28,651	$291,628